EARNINGS PER SHARE (Schedule of Net Income Used in Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	$ 30,429	$ 23,762	$ 24,880